Fair Value - Schedule of Fair Value Measurements for Common Stock Warrants (Details) - Common Stock Warrants [Member]	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk-free interest rate [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants		3.84
Risk-free interest rate [Member] | Series B Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants	4.46	3.91
Risk-free interest rate [Member] | August 2023 [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants	4.33	3.84
Risk-free interest rate [Member] | First Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants	4.33	3.84	4.46
Risk-free interest rate [Member] | GEM Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants	4.33	3.84
Time to expiration (in years) [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants		4.01
Time to expiration (in years) [Member] | Series B Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants		4.14
Time to expiration (in years) [Member] | August 2023 [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants		2.61
Time to expiration (in years) [Member] | First Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants		3.84	1.84
Time to expiration (in years) [Member] | GEM Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants		1.66
Expected volatility [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants		90
Expected volatility [Member] | Series B Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants	85	125
Expected volatility [Member] | August 2023 [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants	85	85
Expected volatility [Member] | First Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants	85	90	85
Expected volatility [Member] | GEM Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants	85	90
Dividend yield [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants
Dividend yield [Member] | Series B Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants
Dividend yield [Member] | August 2023 [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants
Dividend yield [Member] | First Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants
Dividend yield [Member] | GEM Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants
Stock price [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants		2.3
Stock price [Member] | Series B Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants	0.37	2.3
Stock price [Member] | August 2023 [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants	0.37	2.3
Stock price [Member] | First Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants	0.37	2.3	3.25
Stock price [Member] | GEM Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants	0.37	2.3
Exercise price [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants		103.68
Exercise price [Member] | Series B Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants	234	234
Exercise price [Member] | August 2023 [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants	45	45
Exercise price [Member] | First Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants	88.65	88.65	15
Exercise price [Member] | GEM Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants	26.54	26.54
Purchase Agreement Amendment [Member] | Risk-free interest rate [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants		3.84
Purchase Agreement Amendment [Member] | Time to expiration (in years) [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants		4.01
Purchase Agreement Amendment [Member] | Expected volatility [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants		90
Purchase Agreement Amendment [Member] | Dividend yield [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants
Purchase Agreement Amendment [Member] | Stock price [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants		2.3
Purchase Agreement Amendment [Member] | Exercise price [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Fair value measurements for Common Stock Warrants		87.38